Organization (Details Narrative) - USD ($)			1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 14, 2023	Aug. 04, 2023	Dec. 31, 2022	Jun. 30, 2024	Dec. 31, 2023
Entity Incorporation, Date of Incorporation				Sep. 30, 2015	Sep. 30, 2015
Common stock, par value			$ 0.0001	$ 0.0001	$ 0.0001
Seven GC Common Stock [Member]
Common stock, par value		$ 0.0001
Business combination provisional information initial accounting incomplete reduction consideration transferred		$ 100,000,000
Shares issued price per share		$ 10.00
Hyros Inc [Member]
Percentage of voting interests planned to acquire			100.00%
Business combination price of acquisition expected			$ 110,000,000
Banzai International Inc [Member]
Asset acquisition, consideration transferred				$ 100,000,000	$ 100,000,000
Business combination provisional information initial accounting incomplete reduction consideration transferred	$ 100,000,000